BACKGROUND AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals 1)	12 Months Ended
Jun. 30, 2018 AUD ($)
Disclosure Of Background And Significant Accounting Policies [Abstract]
Estimated useful lives of property and equipment	three to 20 years
Amortisation method	straight-line basis
Estimated useful lives of intangible assets	five years
Payment period of trade and other payables	30 days
Commitments under non-cancellable operating lease contract	$ 227,006